SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of allowance for expected credit loss of other receivable

Total allowance for expected credit losses
Balance at December 31, 2022 and 2023	$—
Credit loss	18,072
Write-offs	—
Balance at December 31, 2024	18,072
Credit loss	19,394
Write-offs	—
Balance at December 31, 2025	$37,466

Schedule of property, plant and equipment, depreciation, estimated lives

Buildings and plant	30 years
Machinery and equipment	15 years
Furniture, fixtures and equipment	3-10 years
Motor vehicles	6 years

Schedule of disaggregation revenue

	Year ended December 31,
	2023	2024	2025
Domestic sales	$2,279,756	$1,013,869	$660,017
Export sales	27,939	15,211	5,398
Total	$2,307,695	$1,029,080	$665,415

Schedule of share-based compensation expenses

	Year ended December 31,
	2023	2024	2025
Selling, general and administrative expenses	$121,115	$72,424	$55,817
Cost of revenues*	20,307	(545)	—
Research and development expenses	496	(89)	—
Property, plant and equipment, net*	7,840	(3,709)	—
Total	$149,758	$68,081	$55,817
*

The negative amount in the share-based compensation cost is mainly attributed to the failure to meet the performance criteria for the third vesting period of the 2022 PRC Incentive Plan resulting in the reversal of previously accrued share-based compensation cost related to that specific grant.